FAIR VALUE MEASUREMENTS (Details) $ in Thousands	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Measurements
Fair value of company's debt	$ 1,368,718	$ 1,373,945	$ 1,950,318
Level 2
Fair Value Measurements
Fair value of company's debt			$ 1,950,318	$ 2,093,827
Foreign exchange contract | Discount Rate | Minimum
Fair Value Measurements
Discount Rate (as a percent)				1.26
Foreign exchange contract | Discount Rate | Maximum
Fair Value Measurements
Discount Rate (as a percent)				1.50